Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2021
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Disclosure of Current Liabilities Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Annual leave	350,135	300,466